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                               MATRIX GROWTH FUND

                                MATRIX EMERGING
                                  GROWTH FUND

January, 1997

Dear Matrix Shareholder,

The U.S. stock market was once again the place to be in 1996, as strong performance by the major "blue chip" companies drove the S&P 500 to a 22.9% gain while the Russell 2000 Index of smaller capitalization and emerging stocks rose a respectable 16.5%. For the year the Matrix Growth and Emerging Growth Funds gained 17.9% and 10.5%, respectively, and the Emerging Growth Fund has now gained 43.4% since its inception in April, 1995 (22.9% on an annualized basis).

Matrix Emerging Growth Fund

While all stock groups enjoyed positive results for the year, the relative performance of individual stock sectors became decidedly mixed after mid-year. Following the broad market decline of early July, the large capitalization stocks resumed their advance while the smaller capitalization and emerging stocks proceeded to mark time. As the year progressed, this divergence became more pronounced and the largest stocks enjoyed their best gains in the final weeks of the year while emerging issues generally weakened. As measured by the Merrill Lynch "style" indexes, Value stocks gained 7.8% in the second half while Emerging Growth declined .6%.

This disparity in relative performance was a reflection of investors devoting their second half purchases to the large and prominent mutual funds which focus on the very liquid large stocks. Such conditions suggest to us that emerging stocks have again become more attractive relative to large capitalization stocks and hence should show better relative performance in 1997.

In the Emerging Growth Fund, we focus on companies which we think can produce superior three-to-five year revenue and profit growth. We typically find these attributes in companies concentrating their efforts on a singular product, service, technology, or concept. Many Fund holdings had notable success in 1996:
Brightpoint  advanced  216%,  Falcon  Drilling 162%,  Octel 113%,  Tellabs 103%,
Norrell 86%, Network General 86% and PMT Services gained 74%. We believe our other portfolio holdings have similar potential.

Matrix Growth Fund

The Growth Fund focuses on larger companies which have leadership positions in large markets and diversified lines of business. Of late these mature companies have also been able to produce excellent earnings growth from expanding international markets, accelerated product development, and rigorous attention to production and operating costs. Major contributors to 1996 portfolio performance were Worldcom advancing 46%, and British Petroleum, General Electric, American Express, and Allied Signal, each of which gained approximately 36%.

Looking ahead, the outlook for financial assets remains positive though history suggests we will not experience the rate of gains we have enjoyed over the past two years. Several interrelated economic, political and financial factors will have important implications for the market in the year ahead; most significant will be for the economy to remain in a moderate growth mode allowing interest rates to hold at benign levels, while inflation and employment trends also remain well behaved. The ability of the Federal Reserve to maintain a stable monetary policy on account of the continued decline of the Federal budget deficit will also be an important positive factor for the markets.

The stock market closed 1996 at record highs and is on a very strong footing as we begin 1997. We look forward to doing our best to maintain Matrix Growth and Matrix Emerging Growth Funds as rewarding holdings for our current and future shareholders.

Sincerely,

SENA o WELLER o ROHS o WILLIAMS o INC

       COMPARISON OF CHANGE ON VALUE OF $10,000 INVESTMENT IN THE MATRIX
                      GROWTH FUND AND THE S & P 500 INDEX

Dates           Fund          S&P 500
-----           ----          -------

1/1/89         10,000         10,000
12/31/89       13,443         13,167
12/31/90       12,837         12,785
12/31/91       17,224         16,679
12/31/92       18,085         17,033
12/31/93       19,757         19,761
12/31/94       18,804         20,013
12/31/95       23,226         27,524
12/31/96       27,391         33,852


Average Annual Total Return:
1 Year: 17.93%  5 Year: 9.71%  Since Inception (1/1/89): 13.59%
        -----           ----                             -----

The Fund's date of inception is May 14, 1986. The Adviser, Sena Weller Rohs Williams, Inc. became investment advisor on January 1, 1989, which is depicted in the above graph.


       COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE MATRIX
                  EMERGING GROWTH FUND AND THE S & P 500 INDEX


Dates           Fund          S&P 500
-----           ----          -------

4/4/95         10,000         10,000
6/30/95        10,790         10,884
9/30/95        12,350         11,715
12/31/95       12,980         12,419
3/31/96        13,900         13,088
6/30/96        14,490         13,666
9/30/96        14,060         14,095
12/31/96       14,339         15,274


Average Annual Total Return:
1 Year: 10.47%  Since Inception (4/4/95): 22.94%
        -----                             -----

                               Matrix Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 1996

-------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 95.9%                                                              Market Value
-------------------------------------------------------------------------------------------------------------------
                     Basic Industries: 2.3%
       5,000         Eastman Chemical Company................................................            $ 276,250
                                                                                                         ---------

                     Conglomerates: 4.5%
       5,500         General Electric Company................................................              543,813
                                                                                                         ---------

                     Consumer Cyclical: 11.8%
      12,000         Circuit City Stores, Inc................................................              361,500
      17,088         Mattel, Inc.............................................................              474,192
      13,000         McDonald's Corp.........................................................              588,250
                                                                                                         ---------
                                                                                                         1,423,942
                                                                                                         ---------
                     Consumer Non-Cyclical: 17.5%
      12,000         Albertson's, Inc........................................................              427,500
       6,000         Colgate-Palmolive Company...............................................              553,500
      18,000         Health Care & Retirement*...............................................              515,250
       9,600         Schering-Plough Corp....................................................              621,600
                                                                                                         ---------
                                                                                                         2,117,850
                                                                                                         ---------
                     Energy: 11.0%
       2,000         British Petroleum.......................................................              282,750
      13,000         Enron Corp..............................................................              560,625
       4,000         Mobil Corp..............................................................              489,000
                                                                                                         ---------
                                                                                                         1,332,375
                                                                                                         ---------
                     Financial: 13.8%
       8,000         Advanta Corp., Class A..................................................              342,000
       8,000         American Express Company................................................              452,000
      20,000         Norwest Corp............................................................              870,000
                                                                                                         ---------
                                                                                                         1,664,000
                                                                                                         ---------
                     Industrials: 12.2%
      12,000         Allied Signal, Inc......................................................              804,000
      16,125         Thermo Electron Corp.*..................................................              665,156
                                                                                                         ---------
                                                                                                         1,469,156
                                                                                                         ---------

4

                               Matrix Growth Fund

-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
-------------------------------------------------------------------------------------------------------------------
                     Technology: 14.4%
      11,200         Automatic Data Processing, Inc..........................................            $ 480,200
       6,750         Computer Associates International, Inc..................................              335,813
       5,000         DSC Communications Corp.*...............................................               89,375
       5,000         EMC Corp.-Massachusetts*................................................              165,625
       3,000         Motorola, Inc...........................................................              184,125
      16,000         Stryker Corp............................................................              478,000
                                                                                                        ----------
                                                                                                         1,733,138
                                                                                                        ----------
                     Utilities: 8.4%
       6,500         Ameritech Corp..........................................................              394,062
      24,000         Worldcom, Inc.*.........................................................              625,500
                                                                                                        ----------
                                                                                                         1,019,562
                                                                                                        ----------

                     Total Common Stocks (cost $5,715,194)...................................           11,580,086
                                                                                                        ----------

Principal Amount     REPURCHASE AGREEMENT: 5.3%
-------------------------------------------------------------------------------------------------------------------
    $640,000         Star Bank Repurchase Agreement, 5.0%, dated 12/31/96, due 1/2/97, collateralized by $685,000 GNMA, due 1/20/24 (proceeds $640,175)
                     (cost $640,000).........................................................              640,000
                                                                                                       -----------

                     Total Investment in Securities (cost $6,355,194+): 101.2%...............           12,220,086
                     Liabilities in excess of Other Assets: (1.2)%...........................             (145,330)
                                                                                                       -----------
                     Total Net Assets: 100.0%................................................          $12,074,756
                                                                                                       ===========
* Indicates non-income producing security.

+ Cost for federal income tax purposes is the same.

                     Net unrealized appreciation consists of:
                                 Gross unrealized appreciation...............................          $ 6,010,006
                                 Gross unrealized depreciation...............................             (145,114)
                                                                                                       -----------
                                               Net unrealized appreciation...................          $ 5,864,892
                                                                                                       ===========

See Accompanying Notes to Financial Statements.

                               Matrix Growth Fund


STATEMENT OF ASSETS AND LIABILITIES at December 31, 1996

------------------------------------------------------------------------------------------------------------------
ASSETS
      Investments in securities, at value (identified cost $6,355,194) (Note 2-A,B)..........          $12,220,086
      Cash...................................................................................                  721
      Receivables:
            Fund shares purchased............................................................                6,622
            Dividends and interest...........................................................               19,352
      Deferred organization costs (Note 2-E).................................................               14,985
      Other assets...........................................................................                1,558
                                                                                                       -----------
                  Total assets ..............................................................           12,263,324
                                                                                                       -----------

LIABILITIES
      Payables:
            Advisory fee.....................................................................                2,502
            Administration fee...............................................................                2,703
            Distribution fee.................................................................                7,677
            Dividends........................................................................              160,657
      Accrued expenses.......................................................................               15,029
                                                                                                       -----------
                  Total liabilities..........................................................              188,568
                                                                                                       -----------


NET ASSETS                                                                                             $12,074,756
                                                                                                       ===========
      Net asset value, offering and redemption price per share
            ($12,074,756/800,028 shares outstanding;
            unlimited number of shares authorized without par value).........................               $15.09
                                                                                                            =======

COMPONENTS OF NET ASSETS
      Paid-in capital........................................................................          $ 6,220,597
      Accumulated net investment loss........................................................              (11,140)
      Undistributed net realized gain on investments.........................................                  407
      Net unrealized appreciation on investments.............................................            5,864,892
                                                                                                       -----------
            Net assets.......................................................................          $12,074,756
                                                                                                       ===========

See Accompanying Notes to Financial Statements.
6

                               Matrix Growth Fund


STATEMENT OF OPERATIONS - For the Year ended December 31, 1996

-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income
            Dividends........................................................................            $ 168,530
            Interest.........................................................................               35,634
                                                                                                       -----------
                  Total investment income....................................................              204,164
                                                                                                       -----------
      Expenses
            Advisory fees (Note 3)...........................................................              109,054
            Administration fees (Note 3).....................................................               30,331
            Distribution costs (Notes 3 and 4)...............................................               30,287
            Custodian and accounting fees....................................................               22,635
            Auditing fees....................................................................               14,034
            Transfer agent fees..............................................................               10,321
            Amortization of organization costs...............................................                5,014
            Legal fees.......................................................................                4,862
            Registration fees................................................................                4,452
            Reports to shareholders..........................................................                4,286
            Miscellaneous fees...............................................................                3,578
            Insurance fee....................................................................                3,225
            Trustees' fees...................................................................                2,451
                                                                                                       -----------
                  Total expenses.............................................................              244,530
                  Less: expenses reimbursed by Advisor (Note 3)..............................              (31,096)
                                                                                                       -----------
                  Net expenses...............................................................              213,434
                                                                                                       -----------
                        Net investment loss..................................................               (9,270)
                                                                                                       -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
      Net realized gain from security transactions...........................................              938,727
      Net change in unrealized appreciation of investments...................................            1,096,723
                                                                                                       -----------
                  Net realized and unrealized gain on investments............................            2,035,450
                                                                                                       -----------
                        Net Increase in Net Assets Resulting from Operations.................          $ 2,026,180
                                                                                                       ===========

See Accompanying Notes to Financial Statements.

                               Matrix Growth Fund


STATEMENT OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------------------
                                                                                      Year ended      Year ended
                                                                                     December 31,    December 31,
                                                                                         1996            1995
-------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment (loss) income...............................................              $ (9,270)        $ 74,782
Net realized gain from security transactions...............................               938,727        1,976,980
Net change in unrealized appreciation on investments.......................             1,096,723        1,298,304
                                                                                      -----------      -----------
      Net increase in net assets resulting from operations.................             2,026,180        3,350,066
                                                                                      -----------      -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income......................................................                   -0-          (77,641)
Net realized gain from security transactions...............................            (1,769,911)      (1,156,403)
                                                                                      -----------      -----------
      Total dividends and distributions....................................            (1,769,911)      (1,234,044)
                                                                                      -----------      -----------

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in
      outstanding shares (a)...............................................              (489,004)      (5,293,234)
                                                                                      -----------      -----------
      Total decrease in net assets.........................................              (232,735)      (3,177,212)

NET ASSETS
Beginning of year..........................................................            12,307,491       15,484,703
                                                                                      -----------      -----------
End of year (including undistributed net investment loss of
      $11,140 and $1,870, respectively)....................................           $12,074,756      $12,307,491
                                                                                      ===========      ===========

(a) A summary of capital shares transactions is as follows:

                                                                Year ended                      Year ended
                                                             December 31, 1996               December 31, 1995
                                                        ----------------------------   ----------------------------
                                                          Shares          Value            Shares         Value
                                                        ----------------------------   ----------------------------
Shares sold ......................................          39,993      $  656,241         78,810      $ 1,124,139
Shares issued in reinvestment of distribution.....         106,649       1,609,332         76,071        1,138,027
Shares redeemed ..................................        (169,234)     (2,754,577)      (483,511)      (7,555,400)
                                                          --------      ----------       --------      -----------
Net decrease .....................................         (22,592)     $ (489,004)      (328,630)     $(5,293,234)
                                                          ========      ==========       ========      ===========

See Accompanying Notes to Financial Statements.
8

                               Matrix Growth Fund


FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year

-------------------------------------------------------------------------------------------------------------------
                                                                             Year Ended December 31,
                                                                --------------------------------------------------
                                                                  1996     1995       1994      1993      1992
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........................    $14.96    $13.45     $14.51    $14.05    $14.01
Income from investment operations:
      Net investment (loss) income..........................      (.01)      .10        .05       .06       .09
      Net realized and unrealized gain (loss)
         on investments ....................................      2.69      3.06       (.75)     1.25       .60
                                                                ------    ------     ------    ------    ------
Total from investment operations............................      2.68      3.16       (.70)     1.31       .69
                                                                ------    ------     ------    ------    ------
Less distributions:
      Dividends from net investment income..................       -0-      (.10)      (.05)     (.06)     (.09)
      Distributions from net capital gains .................     (2.55)    (1.55)      (.31)     (.79)     (.56)
                                                                ------    ------     ------    ------    ------
Total distributions.........................................     (2.55)    (1.65)      (.36)     (.85)     (.65)
                                                                ------    ------     ------    ------    ------
Net asset value, end of year................................    $15.09    $14.96     $13.45    $14.51    $14.05
                                                                ======    ======     ======    ======    ======

Total return ...............................................     17.93%    23.52%     (4.82)%    9.32%     4.92%

Ratios/supplemental data:
Net assets, end of year (millions)..........................    $ 12.1     $ 12.3    $ 15.5    $ 19.1    $ 19.0
Ratio of expenses to average net assets:
      Before expense reimbursement .........................      1.99%     1.76%      1.84%     1.67%     1.68%
      After expense reimbursement...........................      1.75%     1.75%      1.84%     1.67%     1.50%
Ratio of net investment (loss) income to average net assets:
      Before expense reimbursement .........................     (0.33)%    0.47%      0.29%     0.40%     0.51%
      After expense reimbursement ..........................     (0.08)%    0.48%      0.29%     0.40%     0.69%

Portfolio turnover rate ....................................         0%       27%        25%       30%       51%

Average commission rate paid per share+.....................    $.0665        --        --        --         --

+For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

See Accompanying Notes to Financial Statements.

                           Matrix Emerging Growth Fund


SCHEDULE OF INVESTMENTS at December 31, 1996

-------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 91.6%                                                              Market Value
-------------------------------------------------------------------------------------------------------------------
                     Chemicals: 1.4%
       1,500         Cambrex Corp.*..........................................................             $ 49,125
       1,200         OM Group, Inc.*.........................................................               32,400
                                                                                                          --------
                                                                                                            81,525
                                                                                                          --------
                     Communications: 13.7%
       1,100         3 COM Corp..............................................................               80,712
         500         Advanced Fibre Communications, Inc......................................               27,813
       1,000         C Net, Inc..............................................................               29,000
       1,300         Cabletron Systems, Inc..................................................               43,225
       1,500         Cisco Systems, Inc......................................................               95,438
       5,000         Digex, Inc..............................................................               51,875
       3,000         Harmonic Lightwaves, Inc................................................               46,125
       1,050         Netscape Communications Corp............................................               59,719
       3,000         Network General Corp....................................................               90,750
       2,400         Octel Communications Corp...............................................               42,000
       3,000         Ortel Corp..............................................................               72,000
       1,500         Qualcomm, Inc...........................................................               59,812
       2,100         Tellabs, Inc............................................................               79,013
                                                                                                          --------
                                                                                                           777,482
                                                                                                          --------
                     Computers and Information: 1.2%
       2,500         Sandisk Corp............................................................               24,375
       2,550         Stormedia, Inc..........................................................               41,119
                                                                                                          --------
                                                                                                            65,494
                                                                                                          --------
                     Consumer Products: 0.8%
       4,000         Oakley, Inc.............................................................               43,500
                                                                                                          --------

                     Energy: 3.9%
       4,200         Comstock Resources......................................................               54,600
       2,000         Cross Timbers Oil Co.*..................................................               50,250
       3,000         Falcon Drilling Company, Inc............................................              117,750
                                                                                                          --------
                                                                                                           222,600
                                                                                                          --------
                     Financial Services: 10.5%
       1,000         Advanta Corp., Class A*.................................................               42,750
       3,500         Amerin Corp.............................................................               90,125
       2,756         Litchfield Financial Corp.*.............................................               40,651

10

                           Matrix Emerging Growth Fund

-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
-------------------------------------------------------------------------------------------------------------------
                     Financial Services, continued
       2,000         Meadowbrook Insurance Group*............................................             $ 42,000
       1,500         Mid Ocean, Ltd. ORD Shares*.............................................               78,750
       1,333         Mutual Risk Management, Ltd.*...........................................               49,321
       2,100         Partner Re Holdings, Ltd.*..............................................               71,400
       4,000         PMT Services, Inc.......................................................               70,000
       5,000         RAC Financial Group, Inc................................................              105,625
                                                                                                          --------
                                                                                                           590,622
                                                                                                          --------
                     Health Care Providers: 9.3%
       3,500         Advocat, Inc............................................................               25,375
       3,800         American Oncology Resources.............................................               38,950
       2,400         Genesis Health Ventures.................................................               74,700
       2,000         Healthsouth Corp........................................................               77,250
       3,750         Multicare Companies, Inc................................................               75,938
       2,500         Ornda Healthcorp........................................................               73,125
       1,500         Phycor, Inc.............................................................               42,562
       1,200         United Healthcare Corp.*................................................               54,000
       2,000         Vencor, Inc.............................................................               63,250
                                                                                                          --------
                                                                                                           525,150
                                                                                                          --------
                     Industrial & Commercial Services: 5.4%
       1,500         Accustaff, Inc..........................................................               31,688
       2,000         Donnelly Enterprise Solutions...........................................               49,000
       2,000         M.A.I.D., PLC-ADR.......................................................               27,750
       2,000         Norrell Corp.*..........................................................               54,500
       5,000         Staffmark, Inc..........................................................               62,500
       5,000         Telespectrum Worldwide, Inc.............................................               79,375
                                                                                                          --------
                                                                                                           304,813
                                                                                                          --------
                     Industrial Technology: 3.0%
         500         Aftermarket Technology..................................................                8,625
       2,500         Carbide/Graphite Group..................................................               49,062
       3,000         Computational Systems, Inc..............................................               57,750
       3,000         Elsag Bailey Process....................................................               56,250
                                                                                                          --------
                                                                                                           171,687
                                                                                                          --------

                           Matrix Emerging Growth Fund

-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
-------------------------------------------------------------------------------------------------------------------
                     Manufactured Housing: 2.0%
       2,000         American Homestar Corp..................................................             $ 45,500
       2,500         Palm Harbor Homes, Inc..................................................               70,000
                                                                                                          --------
                                                                                                           115,500
                                                                                                          --------
                     Media - Broadcasting: 1.8%
       1,300         Lin Television Corp.....................................................               54,925
       1,500         Young Broadcasting Corp., Class A.......................................               43,875
                                                                                                          --------
                                                                                                            98,800
                                                                                                          --------
                     Medical - Adv. Devices: 2.5%
       1,500         Guidant Corp.*..........................................................               85,500
       2,600         Nellcor Puritan Bennett.................................................               56,875
                                                                                                          --------
                                                                                                           142,375
                                                                                                          --------
                     Pharmaceuticals: 7.1%
       2,000         Biogen, Inc.............................................................               77,500
       2,250         Clintrails Research, Inc................................................               51,188
       2,300         Elan Corp., PLC - ADR...................................................               76,475
       2,000         Express Scripts, Inc....................................................               71,750
       2,600         Transkaryotic Therapies, Inc............................................               48,100
       1,739         Watson Pharmaceutical, Inc..............................................               78,146
                                                                                                          --------
                                                                                                           403,159
                                                                                                          --------
                     Restaurants: 0.8%
       6,000         New World Coffee, Inc...................................................               14,250
       1,250         Outback Steakhouse, Inc.................................................               33,438
                                                                                                          --------
                                                                                                            47,688
                                                                                                          --------
                     Retailers - Specialty: 2.1%
       2,000         99 Cents Only Stores....................................................               32,750
       3,000         General Nutrition Co....................................................               50,625
       3,562         OfficeMax, Inc..........................................................               37,846
                                                                                                          --------
                                                                                                           121,221
                                                                                                          --------
                     Semiconductors and Related: 5.8%
       5,100         Cymer, Inc..............................................................              245,438
       1,000         DuPont Photomasks, Inc..................................................               45,375
       1,500         SDL, Inc................................................................               39,375
                                                                                                          --------
                                                                                                           330,188
                                                                                                          --------

12

                           Matrix Emerging Growth Fund

-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
-------------------------------------------------------------------------------------------------------------------
                     Software and Processing: 16.5%
       2,250         Advent Software, Inc....................................................             $ 68,344
       3,000         Applix, Inc.............................................................               65,625
       1,000         Arbor Software Corp.....................................................               24,250
       2,250         Cadence Design Systems, Inc.............................................               89,437
       1,200         Documentum, Inc.........................................................               40,500
       2,400         HNC Software Services, Inc..............................................               75,000
       2,000         Harbinger Corp..........................................................               52,500
       2,000         Health Management Systems, Inc..........................................               28,000
       2,350         Hyperion Software Corp..................................................               49,937
       1,400         Medic Computer Systems, Inc.............................................               56,437
       2,150         Objective Systems Integrator............................................               51,331
       1,950         Oracle Corp.............................................................               81,413
       1,500         Parametric Technology Corp..............................................               77,062
       5,000         Phoenix International, Ltd..............................................               86,250
       1,500         Red Brick Systems, Inc..................................................               34,500
       2,500         Structural Dynamics Research............................................               50,000
                                                                                                         ---------
                                                                                                           930,586
                                                                                                         ---------
                     Telephone Systems: 3.8%
       4,500         Brightpoint, Inc........................................................              133,875
       3,000         Worldcom, Inc...........................................................               78,187
                                                                                                         ---------
                                                                                                           212,062
                                                                                                         ---------

                     Total Common Stocks (cost $3,770,002)...................................            5,184,452
                                                                                                         ---------

Principal Amount     REPURCHASE AGREEMENT: 8.0%
-------------------------------------------------------------------------------------------------------------------
    $453,000         Star Bank Repurchase Agreement, 5.0%, dated 12/31/96, due 1/2/97, collateralized by $485,000 GNMA, due 1/20/24 (proceeds $453,124)
                     (cost $453,000).........................................................              453,000
                                                                                                           -------

                           Matrix Emerging Growth Fund

-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
-------------------------------------------------------------------------------------------------------------------
                     Total Investment in Securities (cost $4,223,002+): 99.6%................          $ 5,637,452
                     Other Assets less Liabilities: 0.4%.....................................               24,156
                                                                                                       -----------
                     Total Net Assets: 100.0%................................................          $ 5,661,608
                                                                                                       ===========

* Indicates income producing security.

+ Cost for federal income tax purposes is the same.

                     Net unrealized appreciation consists of:
                                Gross unrealized appreciation................................          $ 1,625,942
                                Gross unrealized depreciation................................             (211,492)
                                                                                                       -----------
                                               Net unrealized appreciation...................          $ 1,414,450
                                                                                                       ===========

See Accompanying Notes to Financial Statements.
14

                           Matrix Emerging Growth Fund


STATEMENT OF ASSETS AND LIABILITIES at December 31, 1996

-------------------------------------------------------------------------------------------------------------------
ASSETS
      Investments in securities, at value (identified cost $4,223,002) (Note 2-A,B)..........          $ 5,637,452
      Cash...................................................................................                  386
      Receivables:
            Expense reimbursement............................................................               22,180
            Fund shares sold.................................................................                  300
            Dividends and interest...........................................................                  183
      Deferred organization costs (Note 2-E).................................................               19,780
      Prepaid expenses.......................................................................                5,225
                                                                                                       -----------
                  Total assets ..............................................................            5,685,506
                                                                                                       -----------

LIABILITIES
      Payables:
            Administration fee...............................................................                2,511
            Distribution fees................................................................                3,457
            Dividends........................................................................                1,933
      Accrued expenses.......................................................................               15,997
                                                                                                       -----------
                  Total liabilities..........................................................               23,898
                                                                                                       -----------


NET ASSETS...................................................................................          $ 5,661,608
                                                                                                       ===========

      Net asset value, offering and redemption price per share
            ($5,661,608/397,480 shares outstanding; unlimited number
            of shares authorized without par value)..........................................               $14.24
                                                                                                            ======

COMPONENTS OF NET ASSETS
      Paid-in capital........................................................................          $ 4,409,610
      Accumulated net investment loss........................................................              (83,575)
      Accumulated net realized loss on investments...........................................              (78,877)
      Net unrealized appreciation on investments.............................................            1,414,450
                                                                                                       -----------
            Net assets.......................................................................          $ 5,661,608
                                                                                                       ===========

See Accompanying Notes to Financial Statements.
                                                                              15

                          Matrix Emerging Growth Fund

STATEMENT OF OPERATIONS - For the Year ended December 31, 1996

-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income
            Interest ........................................................................             $ 26,117
            Dividends........................................................................                5,692
            Other ...........................................................................                   68
                                                                                                         ---------
                  Total investment income ...................................................               31,877
                                                                                                         ---------
      Expenses
            Advisory fees (Note 3) ..........................................................               47,212
            Administration fees (Note 3).....................................................               30,082
            Custodian and accounting fees....................................................               24,377
            Auditing fees....................................................................               15,284
            Distribution costs (Notes 3 and 4)...............................................               13,131
            Transfer agent fees..............................................................                7,879
            Deferred organization costs......................................................                6,017
            Legal fees.......................................................................                4,973
            Reports to shareholders..........................................................                4,706
            Miscellaneous fees...............................................................                4,504
            Registration fees................................................................                3,516
            Trustees' fees...................................................................                3,020
                                                                                                         ---------
                  Total expenses.............................................................              164,703
                  Less: fees waived and expenses reimbursed (Note 3).........................              (59,007)
                                                                                                         ---------
                  Net expenses...............................................................              105,696
                                                                                                         ---------
                        Net investment loss   ...............................................              (73,819)
                                                                                                         ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized loss from security transactions ..........................................              (52,283)
      Net change in unrealized appreciation on investments ..................................              632,937
                                                                                                         ---------
                  Net realized and unrealized gain on investments ...........................              580,654
                                                                                                         ---------
                        Net Increase in Net Assets Resulting from Operations ................            $ 506,835
                                                                                                         =========


See Accompanying Notes to Financial Statements.
16

                           Matrix Emerging Growth Fund


STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------------------------
                                                                                       Year ended    April 4, 1995*
                                                                                        December    through December
                                                                                        31, 1996        31, 1995
--------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment loss........................................................             $ (73,819)        $ (9,756)
Net realized (loss) gain from security transactions .......................               (52,283)          12,655
Net change in unrealized appreciation on investments.......................               632,937          781,513
                                                                                      -----------       ----------
      Net increase in net assets resulting from operations ................               506,835          784,412
                                                                                      -----------       ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain from security transactions...............................               (39,249)             -0-
                                                                                      -----------       ----------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding
      shares (a) ..........................................................               920,395        3,489,215
                                                                                      -----------       ----------
      Total increase in net assets ........................................             1,387,981        4,273,627

NET ASSETS
Beginning of period .......................................................             4,273,627              -0-
                                                                                      -----------       ----------
End of period (including accumulated net investment loss of
      $83,575 and $9,756, respectively)....................................           $ 5,661,608       $4,273,627
                                                                                      ===========       ==========

(a) A summary of capital shares transactions is as follows:

                                                                    Year                      April 4, 1995*
                                                                    ended                         through
                                                              December 31, 1996              December 31, 1995
                                                        ----------------------------   ----------------------------
                                                           Shares         Value           Shares          Value
                                                        ------------   -------------   ------------   -------------
      Shares sold.................................          79,088      $1,073,686        357,416       $3,775,373
      Shares issued in reinvestment of
        distribution..............................           2,621          37,316            -0-              -0-
      Shares redeemed ............................         (13,397)       (190,607)       (28,248)        (286,158)
                                                           -------       ---------        -------       ----------
      Net increase ...............................          68,312       $ 920,395        329,168       $3,489,215
                                                           =======       =========        =======       ==========

*Commencement of operations.
See Accompanying Notes to Financial Statements.

                           Matrix Emerging Growth Fund


FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

-------------------------------------------------------------------------------------------------------------------
                                                                                   Year            April 4, 1995*
                                                                                   ended               through
                                                                             December 31, 1996    December 31,1995
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...................................           $12.98               $10.00
                                                                                  ------               ------
Income from investment operations:
      Net investment loss..............................................             (.18)                (.03)
      Net realized and unrealized gain on investments..................             1.54                 3.01
                                                                                  ------               ------
Total from investment operations.......................................             1.36                 2.98
                                                                                  ------               ------
Less distributions:
      From net capital gains...........................................             (.10)                 -0-
                                                                                  ------               ------
Net asset value, end of period.........................................           $14.24               $12.98
                                                                                  ======               ======
Total return...........................................................            10.47%               42.09%+
Ratios/supplemental data:
Net assets, end of period (millions)...................................            $ 5.7               $  4.3
Ratio of expenses to average net assets:
      Before expense reimbursement.....................................             3.13%                3.43%+
      After expense reimbursement......................................             2.00%                2.00%+
Ratio of net investment loss to average net assets:
      Before expense reimbursement.....................................            (2.53)%              (1.87)%+
      After expense reimbursement......................................            (1.40)%              (0.43)%+
Portfolio turnover rate................................................            29.54%                9.95%
Average commission rate paid per share++................................          $.0992                   --

*Commencement of operations.

+Annualized.

++For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

See Accompanying Notes to Financial Statements.
18

                               Matrix Growth Fund
                           Matrix Emerging Growth Fund


NOTES TO FINANCIAL STATEMENTS at December 31, 1996
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Matrix Growth Fund and the Matrix Emerging Growth Fund (the "Funds") are each one of a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment
Company Act of 1940 (the "1940 Act") as a diversified, open-end management company. The Funds began operations on May 14, 1986 and April 4, 1995, respectively. Prior to January 1, 1995, Matrix Growth Fund was a series of shares in the Gateway Trust, a family of four no-load diversified mutual funds registered under the 1940 Act. The investment objectives of the Funds are long-term growth of capital and long-term capital appreciation, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      B. Repurchase Agreements. The Funds require the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in the event that the Funds are delayed from securing its collateral, the Funds enter into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy according to Sena Weller Rohs Williams, Inc., the Funds' Investment Advisor.

      C. Federal Income Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      D. Security Transactions, Investment Income and Distributions. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Capital gains and losses are calculated on an identified cost basis for financial statement and federal income tax purposes. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Expenses that cannot be directly associated with a specific Fund are allocated under policies set by the Board of Trustees. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

                               Matrix Growth Fund
                           Matrix Emerging Growth Fund


NOTES TO FINANCIAL STATEMENTS at December 31, 1996, Continued
--------------------------------------------------------------------------------

      E. Deferred Organization Costs. The costs incurred by the Funds with respect to adopting its current management and trust agreement and initial organization for Emerging Growth have been deferred and are being amortized using the straight-line method over a period of five years from January 1, 1995 for Growth and April 4, 1995 (commencement of operations) for Emerging Growth.

      F. Estimates and Assumptions. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      For the year ended December 31, 1996, Sena Weller Rohs Williams, Inc. (the "Advisor") provided the Funds with investment advisory services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 0.90% based upon the average daily net assets of the Funds up to $50 million per Fund, 0.70% of the next $50 million and 0.60% of all such assets over $100 million.

      The Advisor has agreed to reduce fees payable to it by the Funds and reimburse other expenses to the extent necessary to limit the Funds' aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses, to 1.75% and 2.00%, respectively, of average daily net assets through December 31, 1996. As a result, the Advisor will reimburse the Funds for expenses in excess of the limit in the amounts of $31,096 for Matrix Growth and $59,007 for Matrix Emerging Growth, respectively.

      Investment Company Administration Corporation (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

      Under $15 million          $30,000
      $15 to $50 million         0.20% of average net assets
      $50 to $100 million        0.15% of average net assets
      $100 to $150 million       0.10% of average net assets
      over $150 million          0.05% of average net assets
20

                               Matrix Growth Fund
                           Matrix Emerging Growth Fund


NOTES TO FINANCIAL STATEMENTS at December 31, 1996, Continued
--------------------------------------------------------------------------------

      Reynolds DeWitt Securities Company (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is a division of the Advisor.

      Certain officers and Trustees of the Trust are also officers and/or directors of the Administrator.

NOTE 4 - DISTRIBUTION COSTS

      The Funds have adopted a Distribution Plan (The "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Funds. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. The Funds' Statements of Assets and Liabilities include payables of $7,677 and $3,457 to the Distributor for 12b-1 fees at December 31, 1996.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

      For the year ended December 31, 1996, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $0 and $2,813,612, respectively, for the Matrix Growth Fund and $2,217,185 and $1,387,145, respectively, for the Matrix Emerging Growth Fund.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders of
      Matrix Growth Fund,
      Matrix Emerging Growth Fund and
The Board of Trustees of
      Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of Matrix Growth Fund and of Matrix Emerging Growth Fund (the Funds) which are each one of a series of Professionally Managed Portfolios (the Trusts) as of December 31, 1996 and 1995, and the related statement of operations and the statements of changes in net assets and the financial highlights for the years ended December 31, 1996 and 1995, for Matrix Growth Fund and for the year ended December 31, 1996 and the period from April 4, 1995 (commencement of operations) to December 31, 1995, for Matrix Emerging Growth Fund. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the three years ended December 31, 1994, for Matrix Growth Fund were audited by other auditors whose report dated January 25, 1995, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 and 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Matrix Growth Fund and Matrix Emerging Growth Fund as of December 31, 1996 and 1995, and the results of their operations, the changes in their net assets, and the financial highlights for the years then ended for Matrix Growth Fund and for the year ended December 31, 1996 and the period from April 4, 1995 (commencement of operations) to December 31, 1995, for Matrix Emerging Growth Fund in conformity with generally accepted accounting principles.


                         JOSEPH DECOSIMO AND COMPANY
                         AN OHIO REGISTERED PARTNERSHIP HAVING LIMITED LIABILITY

Cincinnati, Ohio
February 9, 1997

                                     Advisor
                         Sena Weller Rohs Williams, Inc.
                                 300 Main Street
                             Cincinnati, Ohio 45202
                                 (513) 621-2875
                                 (800) 877-3344
                                        o
                                   Distributor
                       Reynolds DeWitt Securities Company
                  a division of Sena Weller Rohs Williams, Inc.
                                 300 Main Street
                             Cincinnati, Ohio 45202
                                 (513) 621-2875
                                 (800) 877-3344
                                        o
                                    Custodian
                                 Star Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202
                                        o
                                 Transfer Agent
                          American Data Services, Inc.
                        24 West Carver Street, 2nd Floor
                           Huntington, New York 11743
                                        o
                                    Auditors
                        Joseph Decosimo and Company, PLL
                             Atrium Two - Suite 2727
                             221 East Fourth Street
                             Cincinnati, Ohio 45202
                                        o
                                  Legal Counsel
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104


               This report is intended for the shareholders of the
                   Matrix Growth Fund and the Matrix Emerging
                   Growth Fund and should not be used as sales
                    literature unless accompanied or preceded
                        by the Funds' current prospectus.

                                     [LOGO]

                               MATRIX GROWTH FUND

                                MATRIX EMERGING
                                  GROWTH FUND







                                  Annual Report

                                December 31, 1996